Cash and Investments - Fixed Income Maturity Profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Due after 1 year through 5 years
Cash and Investments
Investments in first mortgage loans secured by real estate	$ 4,777.8	$ 4,685.4
Between 5 to 7 years
Cash and Investments
Investments in U.S. Treasury Bonds	10,222.4	11,868.0
Interest rate risk | Interest rate swaps
Cash and Investments
Notional amount	1,900.0	1,900.0
Interest rate risk | Interest rate swaps | First mortgage loans
Cash and Investments
Notional amount	1,900.0	1,900.0
Interest rate risk | Forward contracts to buy long-dated U.S. treasury bonds
Cash and Investments
Notional amount	1,330.2	0.0
Interest rate risk | Forward contracts to sell long-dated U.S. treasury bonds
Cash and Investments
Notional amount		292.8
Bonds
Cash and Investments
Bonds with call features	9,657.6	8,766.5
Bonds with put features	148.9	85.5
Bonds with call and put features	448.1	464.5
Amortized cost	38,721.1	37,094.3
Fair value	$ 38,235.5	$ 37,441.0
Effective interest rate	5.20%	5.30%
Bonds | One year or less
Cash and Investments
Amortized cost	$ 9,324.8	$ 7,780.5
Fair value	9,117.2	7,545.6
Bonds | Due after 1 year through 3 years
Cash and Investments
Amortized cost	8,110.9	9,352.1
Fair value	7,975.6	9,420.5
Bonds | Due after 3 years through 5 years
Cash and Investments
Amortized cost	6,939.6	5,738.7
Fair value	7,004.5	5,861.1
Bonds | Due after 5 years through 10 years
Cash and Investments
Amortized cost	12,309.6	13,645.1
Fair value	12,273.6	14,047.3
Bonds | Due after 10 years
Cash and Investments
Amortized cost	2,036.2	577.9
Fair value	1,864.6	566.5
Corporate and other bonds | One year or less
Cash and Investments
Net sales and maturities	1,361.7
Corporate and other bonds | Due after 3 years through 5 years
Cash and Investments
Net purchases	743.6
Corporate and other bonds | Due after 5 years through 10 years
Cash and Investments
Net purchases	286.2
U.S Treasury bonds | One year or less
Cash and Investments
Net sales and maturities	492.8
U.S Treasury bonds | Due after 5 years through 10 years
Cash and Investments
Decrease due to maturities and net sales	735.2
U.S Treasury bonds | Between 28 to 30 years
Cash and Investments
Investments in U.S. Treasury Bonds	1,204.7	$ 0.0
Net purchases	1,348.9
Other government bonds | One year or less
Cash and Investments
Net sales and maturities	261.9
Other government bonds | Due after 3 years through 5 years
Cash and Investments
Net purchases	871.8
Other government bonds | Due after 5 years through 10 years
Cash and Investments
Net purchases	400.4
Other government bonds | Due after 10 years
Cash and Investments
Net purchases	171.9
Canadian government bonds | One year or less
Cash and Investments
Net sales and maturities	$ 169.3